Pioneer High
Income Trust

Schedule of Investments | December 31, 2019

Ticker Symbol: PHT

Schedule of Investments | 12/31/19 (unaudited)

	Shares		Value
		UNAFFILIATED ISSUERS - 140.5%
		COMMON STOCKS - 0.2% of Net Assets
		Construction & Engineering - 0.0%†
	1,307,384(a)	Abengoa SA, Class B	$13,931
		Total Construction & Engineering	$13,931
		Health Care Technology - 0.0%†
	244,563^(a)	Medical Card System, Inc.	$2,446
		Total Health Care Technology	$2,446
		Oil, Gas & Consumable Fuels - 0.1%
	21	Amplify Energy Corp.	$139
	65,597^(a)	PetroQuest Energy, Inc.	254,188
		Total Oil, Gas & Consumable Fuels	$254,327
		Pharmaceuticals - 0.1%
	19,026(a)	Teva Pharmaceutical Industries, Ltd. (A.D.R.)	$186,455
		Total Pharmaceuticals	$186,455
		Specialty Retail - 0.0%†
	68,241^(a)	Targus Cayman SubCo., Ltd.	$81,207
		Total Specialty Retail	$81,207
		Transportation Infrastructure - 0.0%†
	6,402(a)	Syncreon Group	$88,028
		Total Transportation Infrastructure	$88,028
		TOTAL COMMON STOCKS
		(Cost $1,556,551)	$626,394
		CONVERTIBLE PREFERRED STOCK - 0.8% of Net Assets
		Banks - 0.8%
	1,600(b)	Wells Fargo & Co., 7.5%	$2,320,000
		Total Banks	$2,320,000
		TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost $2,022,424)	$2,320,000
		PREFERRED STOCKS - 2.3% of Net Assets
		Banks - 1.2%
	132,750(c)	GMAC Capital Trust I, 7.695% (3 Month USD LIBOR + 579 bps), 2/15/40	$3,458,137
		Total Banks	$3,458,137
		Chemicals - 0.0%†
	1,062,203^(a)	Pinnacle Agriculture	$10,622
		Total Chemicals	$10,622
		Diversified Financial Services - 1.1%
	3,000(b)(c)	Compeer Financial ACA, 6.75% (USD LIBOR + 458 bps) (144A)	$3,165,000
		Total Diversified Financial Services	$3,165,000
		Internet - 0.0%†
	152,183(a)	MYT Holding Co., 10.0%, 6/7/29 (144A)	$134,682
		Total Internet	$134,682
		TOTAL PREFERRED STOCKS
		(Cost $7,478,947)	$6,768,441
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITIES - 0.2% of Net Assets
	660,000(c)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	$386,487
	300,000	InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (144A)	311,133
		TOTAL ASSET BACKED SECURITIES
		(Cost $939,529)	$697,620
		COLLATERALIZED MORTGAGE OBLIGATIONS - 3.8% of Net Assets
	4,100,000(d)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 10.958% (1 Month USD LIBOR + 925 bps), 11/25/39 (144A)	$4,369,334
	790,000(d)	Connecticut Avenue Securities Trust, Series 2019-R04, Class 2B1, 7.042% (1 Month USD LIBOR + 525 bps), 6/25/39 (144A)	864,407
	1,952,501(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.6%, 10/25/27 (144A)	1,851,557
	1,500,000(d)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 8.705% (1 Month USD LIBOR + 690 bps), 8/25/29	1,422,105
	1,016,639	L1C 3/8L1 LLC, Series 2019-1, Class B, 8.5%, 11/1/22 (144A)	1,016,639
	2,500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.0%, 5/15/48 (144A)	1,803,720
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $11,072,594)	$11,327,762
		COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7% of Net Assets
	710,000(d)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B2, 14.042% (1 Month USD LIBOR + 1,225 bps), 2/25/49 (144A)	$968,527
	530,000(d)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 13.042% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)	686,538
	500,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class D, 4.744%, 8/15/47 (144A)	504,354
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
		(Cost $1,693,291)	$2,159,419
		CONVERTIBLE CORPORATE BONDS - 3.3% of Net Assets
		Auto Parts & Equipment - 2.0%
	2,625,000	Meritor, Inc., 7.875%, 3/1/26	$5,839,691
		Total Auto Parts & Equipment	$5,839,691
		Banks - 0.0%†
IDR	1,422,679,000^	PT Bakrie & Brothers Tbk, 0.0%, 12/22/22	$10,248
		Total Banks	$10,248
	Principal Amount USD ($)		Value
		Chemicals - 1.3%
	4,000,000(e)	Hercules LLC, 6.5%, 6/30/29	$4,015,000
		Total Chemicals	$4,015,000
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $5,458,329)	$9,864,939
		CORPORATE BONDS - 119.0% of Net Assets
		Advertising - 1.1%
	3,460,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$3,131,300
		Total Advertising	$3,131,300
		Aerospace & Defense - 1.5%
	837,000	Bombardier, Inc., 7.5%, 3/15/25 (144A)	$863,148
	1,921,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	$1,976,229
	421,000	F-Brasile S.p.A./F-Brasile US LLC, 7.375%, 8/15/26 (144A)	444,155
	745,000	Kratos Defense & Security Solutions, Inc., 6.5%, 11/30/25 (144A)	797,150
		Total Aerospace & Defense	$4,080,682
		Agriculture - 0.2%
	1,037,796	Pinnacle Operating Corp., 9.0%, 5/15/23 (144A)	$383,984
		Total Agriculture	$383,984
		Airlines - 0.5%
EUR	1,400,000	Transportes Aereos Portugueses SA, 5.625%, 12/2/24 (144A)	$1,560,561
		Total Airlines	$1,560,561
		Auto Manufacturers - 1.2%
	1,095,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	$1,185,381
	2,242,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	2,365,310
		Total Auto Manufacturers	$3,550,691
		Auto Parts & Equipment - 1.9%
	2,000,000	American Axle & Manufacturing, Inc., 6.5%, 4/1/27	$2,075,000
	600,000	Dana Financing Luxembourg S.a.r.l., 5.75%, 4/15/25 (144A)	627,000
EUR	840,000(f)	IHO Verwaltungs GmbH, 3.75% (4.5% PIK or 0.0% cash), 9/15/26 (144A)	994,051
	330,000	Meritor, Inc., 6.25%, 2/15/24	338,151
	2,134,000	Titan International, Inc., 6.5%, 11/30/23	1,824,570
		Total Auto Parts & Equipment	$5,858,772
		Banks - 6.2%
	1,200,000	Access Bank Plc, 10.5%, 10/19/21 (144A)	$1,332,000
	200,000(c)	Banco Nacional de Comercio Exterior SNC, 3.8% (5 Year CMT Index + 300 bps), 8/11/26 (144A)	202,252
	600,000(b)(c)	Bank of America Corp., 6.5% (3 Month USD LIBOR + 417 bps)	681,000
	1,800,000(b)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	1,966,500
	700,000(b)(c)	Credit Suisse Group AG, 7.5% (5 Year USD Swap Rate + 460 bps) (144A)	786,625
	2,205,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	2,166,457
	2,415,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	2,367,449
	1,239,000(b)(c)	Goldman Sachs Capital II, 4.0% (3 Month USD LIBOR + 77 bps)	1,084,125
	675,000(b)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	731,531
	3,415,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	3,346,700
	200,000(b)(c)	Royal Bank of Scotland Group Plc, 7.5% (5 Year USD Swap Rate + 580 bps)	204,376
	2,250,000(b)(c)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	2,413,125
	980,000(b)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	1,038,800
		Total Banks	$18,320,940
		Building Materials - 1.2%
	1,167,000	Builders FirstSource, Inc., 6.75%, 6/1/27 (144A)	$1,279,324
	400,000	Griffon Corp., 5.25%, 3/1/22	401,500
	1,597,000	Patrick Industries, Inc., 7.5%, 10/15/27 (144A)	1,700,805
	395,000	Summit Material LLC/Summit Materials Finance Corp., 6.5%, 3/15/27 (144A)	424,625
		Total Building Materials	$3,806,254
		Chemicals - 4.2%
	210,000	Blue Cube Spinco LLC, 9.75%, 10/15/23	$225,817
	210,000	Blue Cube Spinco LLC, 10.0%, 10/15/25	232,212
	420,000	CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (144A)	438,724
	1,481,000	Hexion, Inc., 7.875%, 7/15/27 (144A)	1,540,166
	2,125,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.0%, 4/15/25 (144A)	2,188,750
	3,250,000	LYB Finance Co. BV, 8.1%, 3/15/27 (144A)	4,157,010
	615,000	OCI NV, 5.25%, 11/1/24 (144A)	638,063
	2,316,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	2,250,967
	909,000	Tronox, Inc., 6.5%, 4/15/26 (144A)	936,452
		Total Chemicals	$12,608,161
		Coal - 0.8%
	2,429,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$2,335,897
		Total Coal	$2,335,897
		Commercial Services - 3.7%
	3,850,000	Cardtronics, Inc./Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	$3,994,375
	1,025,000	Carriage Services, Inc., 6.625%, 6/1/26 (144A)	1,091,625
	1,366,000	GW B-CR Security Corp., 9.5%, 11/1/27 (144A)	1,458,205
	1,910,000	Sotheby's, 7.375%, 10/15/27 (144A)	1,933,875
	1,340,000	Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)	894,450
	520,000	United Rentals North America, Inc., 6.5%, 12/15/26	571,513
	862,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	942,813
		Total Commercial Services	$10,886,856
		Computers - 0.2%
	555,000	Dell International LLC/EMC Corp., 7.125%, 6/15/24 (144A)	$585,525
		Total Computers	$585,525
	Principal Amount USD ($)		Value
		Distributions & Wholesale - 1.2%
	3,525,000	Wolverine Escrow LLC, 8.5%, 11/15/24 (144A)	$3,648,375
		Total Distributions & Wholesale	$3,648,375
		Diversified Financial Services - 6.4%
	2,150,000	ASG Finance Designated Activity Co., 7.875%, 12/3/24 (144A)	$2,074,750
	1,240,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	1,288,050
	3,105,000	Credito Real SAB de CV SOFOM ER, 9.5%, 2/7/26 (144A)	3,535,850
	3,000,000(g)	Fixed Income Trust Series 2013-A, 7.697%, 10/15/97 (144A)	4,272,830
	384,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23 (144A)	406,472
	1,000,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)	1,107,500
	2,845,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 6/1/22	2,846,907
	353,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 7/1/21	353,883
	735,000	Navient Corp., 6.625%, 7/26/21	777,262
	1,290,000	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22 (144A)	1,327,087
	500,000	Quicken Loans, Inc., 5.75%, 5/1/25 (144A)	516,875
	160,000	Springleaf Finance Corp., 6.625%, 1/15/28	180,608
		Total Diversified Financial Services	$18,688,074
		Electric - 5.3%
	3,281,000	Calpine Corp., 5.75%, 1/15/25	$3,367,126
	825,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)	949,022
	1,010,000(c)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	1,185,488
	2,915,000	NRG Energy, Inc., 6.625%, 1/15/27	3,162,775
	950,000	NRG Energy, Inc., 7.25%, 5/15/26	1,037,875
	1,351,309	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	1,493,196
	704,038	Stoneway Capital Corp., 10.0%, 3/1/27 (144A)	445,304
	252,000	Talen Energy Supply LLC, 7.25%, 5/15/27 (144A)	265,154
	2,986,000	Vistra Energy Corp., 8.0%, 1/15/25 (144A)	3,112,905
	631,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	664,916
		Total Electric	$15,683,761
		Engineering & Construction - 0.3%
	975,000	Tutor Perini Corp., 6.875%, 5/1/25 (144A)	$940,875
		Total Engineering & Construction	$940,875
		Entertainment - 7.0%
	1,500,000	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	$1,351,875
	1,275,000	AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	1,163,437
	2,250,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25 (144A)	2,328,750
EUR	1,025,000	Cirsa Finance International S.a.r.l., 6.25%, 12/20/23 (144A)	1,214,461
	854,000	Cirsa Finance International S.a.r.l., 7.875%, 12/20/23 (144A)	902,823
	1,240,000	Codere Finance 2 Luxembourg SA, 7.625%, 11/1/21 (144A)	1,127,014
	1,325,000	Eldorado Resorts, Inc., 6.0%, 4/1/25	1,391,250
	3,369,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	3,857,505
	395,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	444,375
	2,350,000	Scientific Games International, Inc., 6.625%, 5/15/21	2,379,375
	1,910,000	Scientific Games International, Inc., 7.0%, 5/15/28 (144A)	2,048,475
	1,910,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	2,072,350
	571,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	629,528
		Total Entertainment	$20,911,218
		Environmental Control - 1.5%
	1,691,000	Covanta Holding Corp., 6.0%, 1/1/27	$1,784,005
	2,521,000	Tervita Corp., 7.625%, 12/1/21 (144A)	2,536,756
		Total Environmental Control	$4,320,761
		Food - 7.5%
	2,250,000	Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson's LLC, 5.75%, 3/15/25	$2,328,750
	531,000	Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson's LLC, 7.5%, 3/15/26 (144A)	596,047
	950,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	959,500
	1,412,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	1,299,040
	1,775,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	1,961,393
	625,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 4/15/29 (144A)	694,550
	1,196,000	Plc, 6.875%, 1/19/25 (144A)	1,269,709
	750,000	Marfrig Holdings Europe BV, 8.0%, 6/8/23 (144A)	780,008
	1,240,000	Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)	1,319,062
	2,492,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	2,694,475
	1,250,000	Post Holdings, Inc., 5.0%, 8/15/26 (144A)	1,320,313
	2,000,000	Post Holdings, Inc., 5.625%, 1/15/28 (144A)	2,155,000
	2,310,000	Simmons Foods, Inc., 5.75%, 11/1/24 (144A)	2,321,550
	2,618,000	Simmons Foods, Inc., 7.75%, 1/15/24 (144A)	2,820,895
		Total Food	$22,520,292
		Forest Products & Paper - 2.2%
	1,655,000	Eldorado International Finance GmbH, 8.625%, 6/16/21 (144A)	$1,727,423
	1,770,000	Mercer International, Inc., 7.375%, 1/15/25	1,905,317
	2,766,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	2,980,365
		Total Forest Products & Paper	$6,613,105
		Healthcare-Products - 0.4%
EUR	450,000	Avantor, Inc., 4.75%, 10/1/24 (144A)	$536,944
	754,000	Avantor, Inc., 6.0%, 10/1/24 (144A)	803,937
		Total Healthcare-Products	$1,340,881
		Healthcare-Services - 5.0%
	2,500,000	BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/27 (144A)	$2,562,500
	670,000	Centene Corp., 4.25%, 12/15/27 (144A)	689,262
	1,340,000	Centene Corp., 4.625%, 12/15/29 (144A)	1,408,809
	Principal Amount USD ($)		Value
		Healthcare-Services - (continued)
	1,000,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	$1,015,000
	610,000(g)	CHS/Community Health Systems, Inc., 9.875%, 6/30/23 (144A)	530,700
	1,825,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	1,929,938
	2,396,000	Surgery Centre Holdings, Inc., 10.0%, 4/15/27 (144A)	2,629,610
	865,000	Tenet Healthcare Corp., 4.875%, 1/1/26 (144A)	906,001
	720,000	Tenet Healthcare Corp., 5.125%, 11/1/27 (144A)	760,500
	2,250,000	West Street Merger Sub, Inc., 6.375%, 9/1/25 (144A)	2,244,375
		Total Healthcare-Services	$14,676,695
		Holding Companies-Diversified - 0.5%
	1,580,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	$1,501,000
		Total Holding Companies-Diversified	$1,501,000
		Home Builders - 3.3%
	475,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$498,750
	1,155,000	Beazer Homes USA, Inc., 7.25%, 10/15/29 (144A)	1,232,962
	800,000	Brookfield Residential Properties, Inc., 6.375%, 5/15/25 (144A)	832,000
	735,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.25%, 9/15/27 (144A)	775,425
	1,500,000	KB Home, 7.0%, 12/15/21	1,608,750
	790,000	KB Home, 7.5%, 9/15/22	886,775
	1,035,000	KB Home, 7.625%, 5/15/23	1,159,200
	2,000,000	Lennar Corp., 5.0%, 6/15/27	2,170,000
	565,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24 (144A)	608,788
		Total Home Builders	$9,772,650
		Insurance - 4.5%
	5,300,000	Hanover Insurance Group, Inc., 7.625%, 10/15/25	$6,507,440
	3,075,000(c)	Liberty Mutual Group, Inc., 10.75% (3 Month USD LIBOR + 712 bps), 6/15/58 (144A)	5,089,125
	1,100,000	MetLife, Inc., 10.75%, 8/1/39	1,837,000
		Total Insurance	$13,433,565
		Iron & Steel - 0.9%
	2,300,000	Commercial Metals Co., 5.375%, 7/15/27	$2,415,000
	165,000	Commercial Metals Co., 5.75%, 4/15/26	172,425
		Total Iron & Steel	$2,587,425
		Leisure Time - 1.8%
	540,000	Silversea Cruise Finance, Ltd., 7.25%, 2/1/25 (144A)	$571,050
	1,673,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	1,788,019
	2,790,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	2,905,087
		Total Leisure Time	$5,264,156
		Lodging - 1.3%
	680,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/24	$734,400
	1,700,000	MGM Resorts International, 6.0%, 3/15/23	1,865,750
	1,500,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27 (144A)	1,593,750
		Total Lodging	$4,193,900
		Machinery-Diversified - 1.1%
	3,000,000	Cloud Crane LLC, 10.125%, 8/1/24 (144A)	$3,150,000
		Total Machinery-Diversified	$3,150,000
		Media - 3.5%
	1,085,000	Altice Financing SA, 6.625%, 2/15/23 (144A)	$1,103,987
	300,000	Altice Finco SA, 8.125%, 1/15/24 (144A)	309,294
	1,169,000	Altice Luxembourg SA, 10.5%, 5/15/27 (144A)	1,332,718
	833,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24 (144A)	922,547
	501,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/26 (144A)	506,788
	2,577,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	2,506,132
	535,000	Entercom Media Corp., 7.25%, 11/1/24 (144A)	563,088
	1,725,000	GCI LLC, 6.875%, 4/15/25	1,802,625
	1,057,000	Gray Television, Inc., 7.0%, 5/15/27 (144A)	1,174,591
	265,000	Salem Media Group, Inc., 6.75%, 6/1/24 (144A)	243,800
		Total Media	$10,465,570
		Metal Fabricate & Hardware - 0.1%
	253,000	Zekelman Industries, Inc., 9.875%, 6/15/23 (144A)	$265,966
		Total Metal Fabricate & Hardware	$265,966
		Mining - 4.2%
	670,000	Aleris International, Inc., 10.75%, 7/15/23 (144A)	$698,475
	329,047(f)	Boart Longyear Management Pty, Ltd., 10.0% (0.0% PIK or 10.0% cash), 12/31/22	326,579
	1,500,000	Coeur Mining, Inc., 5.875%, 6/1/24	1,500,000
	375,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	379,687
	1,750,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	1,811,740
	2,420,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22	2,450,250
	600,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	622,125
	1,236,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)	1,304,598
	2,275,000	Joseph T Ryerson & Son, Inc., 11.0%, 5/15/22 (144A)	2,400,125
	1,000,000	Novelis Corp., 5.875%, 9/30/26 (144A)	1,064,105
		Total Mining	$12,557,684
		Miscellaneous Manufacturers - 0.1%
	320,000	Koppers, Inc., 6.0%, 2/15/25 (144A)	$335,200
		Total Miscellaneous Manufacturers	$335,200
		Multi-National - 0.3%
IDR	10,330,000,000	Inter-American Development Bank, 7.875%, 3/14/23	$783,837
		Total Multi-National	$783,837
	Principal Amount USD ($)		Value
		Oil & Gas - 8.6%
	199,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.0%, 4/1/22 (144A)	$197,932
	1,406,000	Ensign Drilling, Inc., 9.25%, 4/15/24 (144A)	1,326,913
	940,000	Extraction Oil & Gas, Inc., 7.375%, 5/15/24 (144A)	587,500
	1,220,000	Great Western Petroleum LLC/Great Western Finance Corp., 9.0%, 9/30/21 (144A)	1,090,375
	1,570,000	Gulfport Energy Corp., 6.0%, 10/15/24	1,114,700
	1,000,000	Gulfport Energy Corp., 6.375%, 5/15/25	635,000
	3,779,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	3,552,260
	300,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	312,030
	935,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	940,844
	2,000,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	1,998,760
	1,035,193(f)	Northern Oil & Gas, Inc., 8.5% (1.0% PIK or 8.5% cash), 5/15/23	1,071,425
	1,122,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	1,079,925
	1,350,000	PBF Holding Co. LLC/PBF Finance Corp., 7.0%, 11/15/23	1,400,625
	620,272(f)	PetroQuest Energy, Inc., 10.0% (10.0% PIK or 0.0% cash), 2/15/24	490,015
	280,000	Rowan Cos., Inc., 4.875%, 6/1/22	204,400
	1,695,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	1,614,487
	1,200,000	SM Energy Co., 5.0%, 1/15/24	1,143,000
	1,785,000	Transocean, Inc., 7.25%, 11/1/25 (144A)	1,749,300
	320,000	Transocean, Inc., 7.5%, 1/15/26 (144A)	316,000
	2,015,000	Whiting Petroleum Corp., 5.75%, 3/15/21	1,906,190
	1,125,000	Whiting Petroleum Corp., 6.625%, 1/15/26	766,665
	569,000	WPX Energy, Inc., 8.25%, 8/1/23	654,350
	1,000,000	YPF SA, 6.95%, 7/21/27 (144A)	890,000
ARS	15,750,000	YPF SA, 16.5%, 5/9/22 (144A)	128,904
		Total Oil & Gas	$25,171,600
		Oil & Gas Services - 2.8%
	690,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 10/1/22	$695,175
	385,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28 (144A)	396,550
	2,583,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	2,731,522
	1,940,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	1,910,900
	2,568,000	FTS International, Inc., 6.25%, 5/1/22	1,669,200
	525,000	SESI LLC, 7.75%, 9/15/24	349,125
	703,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	732,245
		Total Oil & Gas Services	$8,484,717
		Packaging & Containers - 1.4%
	1,087,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.0%, 2/15/25 (144A)	$1,139,991
	1,770,000	Intertape Polymer Group, Inc., 7.0%, 10/15/26 (144A)	1,871,775
	1,035,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.0%, 7/15/24 (144A)	1,069,931
		Total Packaging & Containers	$4,081,697
		Pharmaceuticals - 3.5%
	1,005,000	Bausch Health Americas, Inc., 8.5%, 1/31/27 (144A)	$1,144,494
EUR	575,000	Bausch Health Cos., Inc., 4.5%, 5/15/23	653,040
EUR	1,265,000	Bausch Health Cos., Inc., 4.5%, 5/15/23 (144A)	1,436,687
	130,000	Bausch Health Cos., Inc., 5.0%, 1/30/28 (144A)	133,431
	90,000	Bausch Health Cos., Inc., 5.25%, 1/30/30 (144A)	93,330
	168,000	Bausch Health Cos., Inc., 5.875%, 5/15/23 (144A)	169,470
	920,000	Bausch Health Cos., Inc., 7.0%, 3/15/24 (144A)	956,800
	535,000	Bausch Health Cos., Inc., 7.0%, 1/15/28 (144A)	590,533
	535,000	Bausch Health Cos., Inc., 7.25%, 5/30/29 (144A)	611,237
	1,387,000	Endo, Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 7/15/23 (144A)	1,002,108
	2,540,000	Endo, Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 2/1/25 (144A)	1,712,925
	2,080,000	Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23	1,929,200
		Total Pharmaceuticals	$10,433,255
		Pipelines - 8.4%
	3,075,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$2,890,500
	960,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (144A)	940,800
	250,000	Cheniere Corpus Christi Holdings LLC, 7.0%, 6/30/24	288,097
	875,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/1/23	892,500
	910,000	DCP Midstream Operating LP, 5.6%, 4/1/44	880,425
	1,210,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	1,203,950
	1,524,000(d)	Energy Transfer Operating LP, 4.927% (3 Month USD LIBOR + 302 bps), 11/1/66	1,173,480
	248,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	195,920
	717,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	580,770
	766,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.5%, 10/1/25	741,105
	2,500,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 8/1/22	2,525,000
	2,175,000	Global Partners LP/GLP Finance Corp., 7.0%, 6/15/23	2,240,250
	421,000	Global Partners LP/GLP Finance Corp., 7.0%, 8/1/27 (144A)	447,313
	1,240,000	Hess Midstream Operations LP, 5.625%, 2/15/26 (144A)	1,290,697
	1,850,000	ONEOK, Inc., 6.875%, 9/30/28	2,321,999
	1,885,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	1,941,550
	1,000,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/28	1,020,000
	3,040,000	Williams Cos., Inc., 5.75%, 6/24/44	3,602,840
		Total Pipelines	$25,177,196
		REITs - 1.5%
	1,363,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	$1,403,890
	3,001,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.0%, 4/15/23 (144A)	2,880,960
		Total REITs	$4,284,850
	Principal Amount USD ($)		Value
		Retail - 3.3%
	1,240,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$1,140,800
	1,385,000	Asbury Automotive Group, Inc., 6.0%, 12/15/24	1,430,012
	1,045,000	Golden Nugget, Inc., 6.75%, 10/15/24 (144A)	1,081,575
	1,890,000	Golden Nugget, Inc., 8.75%, 10/1/25 (144A)	2,021,119
	1,000,000	JC Penney Corp., Inc., 5.875%, 7/1/23 (144A)	857,500
	2,859,000	Michaels Stores, Inc., 8.0%, 7/15/27 (144A)	2,730,345
	747,000	Neiman Marcus Group, Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, 8.0%, 10/25/24 (144A)	237,173
		Total Retail	$9,498,524
		Software - 0.5%
	285,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.0%, 7/15/25 (144A)	$302,100
	1,219,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	1,191,572
		Total Software	$1,493,672
		Telecommunications - 7.3%
	3,500,000	CenturyLink, Inc., 5.625%, 4/1/25	$3,718,925
	600,000	Cincinnati Bell, Inc., 7.0%, 7/15/24 (144A)	629,250
	1,075,000	Cincinnati Bell, Inc., 8.0%, 10/15/25 (144A)	1,139,500
	645,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	645,729
	617,000	Digicel, Ltd., 6.0%, 4/15/21 (144A)	481,266
	2,890,000	Frontier Communications Corp., 7.125%, 1/15/23	1,408,875
	4,480,000	Frontier Communications Corp., 11.0%, 9/15/25	2,172,800
	2,000,000	Hughes Satellite Systems Corp., 6.625%, 8/1/26	2,220,000
	1,685,000	Intelsat Jackson Holdings SA, 5.5%, 8/1/23	1,447,482
	3,080,000	Sprint Corp., 7.125%, 6/15/24	3,322,550
	2,150,000	Sprint Corp., 7.25%, 9/15/21	2,273,625
	41,000	Sprint Corp., 7.625%, 3/1/26	45,215
	2,410,000(h)	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	2,313,600
		Total Telecommunications	$21,818,817
		Toys, Games & Hobbies - 0.2%
	650,000	Mattel, Inc., 5.875%, 12/15/27 (144A)	$684,938
		Total Toys, Games & Hobbies	$684,938
		Transportation - 0.3%
	1,025,000	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)	$1,003,219
		Total Transportation	$1,003,219
		Trucking & Leasing - 0.1%
	280,000	Fly Leasing, Ltd., 6.375%, 10/15/21	$285,250
		Total Trucking & Leasing	$285,250
		TOTAL CORPORATE BONDS
		(Cost $337,668,085)	$353,182,348
		FOREIGN GOVERNMENT BONDS - 1.9% of Net Assets
		Argentina - 0.5%
	2,055,000	Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)	$1,387,125
		Total Argentina	$1,387,125
		Bahrain - 0.4%
	1,055,000	Bahrain Government International Bond, 5.625%, 9/30/31 (144A)	$1,130,570
		Total Bahrain	$1,130,570
		Mexico - 0.7%
MXN	38,420,700	Mexican Bonos, 8.0%, 12/7/23	$2,116,547
		Total Mexico	$2,116,547
		Russia - 0.3%
	777,200(g)	Russian Government International Bond, 7.5%, 3/31/30	$883,886
		Total Russia	$883,886
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $5,732,990)	$5,518,128
		INSURANCE-LINKED SECURITIES - 3.2% of Net Assets(i)
		Event Linked Bonds - 0.3%
		Earthquakes - California - 0.2%
	500,000(d)	Ursa Re, 7.546% (3 Month U.S. Treasury Bill + 600 bps), 5/27/20 (144A)	$494,450
	Flood - U.S. - 0.1%
250,000(d)	FloodSmart Re, 12.794% (3 Month U.S. Treasury Bill + 1,125 bps), 8/6/21 (144A)	$250,675
	Total Event Linked Bonds	$745,125
Face Amount USD ($)		Value
	Collateralized Reinsurance - 0.8%
	Multiperil - U.S. - 0.2%
500,000+(a)(j)	Dingle Re 2019, 2/1/20	$510,263
	Multiperil - U.S. Regional - 0.1%
250,000+(a)(j)	Ocean View Re 2019, 6/30/20	$250,326
	Multiperil - Worldwide - 0.5%
500,000+(a)(j)	Cypress Re 2017, 1/10/20	$9,100
324,897+(a)(j)	Gloucester Re 2018, 1/15/20	141,330
125,000+(a)(j)	Gloucester Re 2019, 1/31/20	127,750
307,363+(a)(j)	Kilarney Re 2018, 4/15/20	155,157
12,000+(j)	Limestone Re 2016-1, 8/31/21	14,541
12,000+(j)	Limestone Re 2016-1, 8/31/21	14,540
485,000+(a)(j)	Limestone Re 2019-2, 3/1/23 (144A)	485,048
Principal Amount USD ($)		Value
	Multiperil - Worldwide - (continued)
277,770+(a)(j)	Oyster Bay Re 2018, 1/15/20	$252,104
400,000+(a)(j)	Resilience Re, 4/6/20	40
300,000+(a)(j)	Wentworth Re 2019-1, 12/31/22	306,620
		$1,506,230
	Total Collateralized Reinsurance	$2,266,819
	Reinsurance Sidecars - 2.1%
	Multiperil - U.S. - 0.3%
700,000+(a)(j)	Carnoustie Re 2015, 7/31/20	$2,240
700,000+(a)(j)	Carnoustie Re 2016, 11/30/20	18,900
1,000,000+(a)(j)	Carnoustie Re 2017, 11/30/21	135,850
500,000+(a)(k)	Harambee Re 2018, 12/31/21	77,550
600,000+(a)(k)	Harambee Re 2019, 12/31/22	666,300
250,001+(a)(j)	Sector Re V, Series 7, Class G, 3/1/22 (144A)	39,807
		$940,647
	Multiperil - Worldwide - 1.8%
250,000+(a)(j)	Alturas Re, 3/10/22	$273,425
250,000+(a)(j)	Alturas Re, 12/9/23	250,000
250,000+(a)(j)	Alturas Re 2019-3, 9/12/23	272,275
500,000+(a)(j)	Arlington Re 2015, 2/1/20	24,300
1,167,977+(j)	Berwick Re 2018-1, 12/31/21	186,526
834,446+(a)(j)	Berwick Re 2019-1, 12/31/22	863,735
15,000+(j)	Limestone Re 2018, 3/1/22	51,385
500,000+(a)(k)	Lorenz Re 2018, 7/1/21	50,750
499,318+(a)(k)	Lorenz Re 2019, 6/30/22	435,355
500,000+(a)(j)	Merion Re 2018-2, 12/31/21	509,000
1,000,000+(j)	Pangaea Re 2015-1, 2/1/20	1,308
1,000,000+(j)	Pangaea Re 2015-2, 5/29/20	1,491
1,200,000+(j)	Pangaea Re 2016-1, 11/30/20	2,664
1,000,000+(j)	Pangaea Re 2016-2, 11/30/20	2,976
500,000+(a)(j)	Pangaea Re 2017-1, 11/30/21	8,050
500,000+(a)(j)	Pangaea Re 2018-1, 12/31/21	29,400
1,000,000+(a)(j)	Pangaea Re 2018-3, 7/1/22	20,743
409,624+(a)(j)	Pangaea Re 2019-1, 2/1/23	407,494
735,313+(a)(j)	Pangaea Re 2019-3, 7/1/23	715,239
500,000+(a)(j)	Sector Re V Ltd., 12/1/23 (144A)	405,281
500,000+(a)(j)	St. Andrews Re 2017-1, 2/1/20	33,900
1,000,000+(a)(j)	Versutus Re 2017, 11/30/21	13,200
500,000+(a)(j)	Versutus Re 2018, 12/31/21	–
441,274+(a)(j)	Versutus Re 2019-A, 12/31/21	491,138
58,727+(a)(j)	Versutus Re 2019-B, 12/31/21	65,363
253,645+(a)(j)	Woburn Re 2018, 12/31/21	50,780
244,914+(a)(j)	Woburn Re 2019, 12/31/22	253,364
		$5,419,142
	Total Reinsurance Sidecars	$6,359,789
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $10,063,991)	$9,371,733
Principal Amount USD ($)		Value
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 5.1% of Net Assets*(d)
	Automobile - 0.2%
570,310	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 4.444% (LIBOR + 275 bps), 11/8/23	$540,012
	Total Automobile	$540,012
	Diversified & Conglomerate Manufacturing - 0.2%
500,000	STG-Fairway Acquisitions, Inc. (aka First Advantage), First Lien Term Loan, 7.049% (LIBOR + 525 bps), 6/30/22	$501,042
	Total Diversified & Conglomerate Manufacturing	$501,042
	Diversified & Conglomerate Service - 0.8%
500,000	Albany Molecular Research, Inc., Second Lien Initial Term Loan, 8.799% (LIBOR + 700 bps), 8/30/25	$500,000
1,086,250	DynCorp International, Inc., Term Loan, 7.74% (LIBOR + 600 bps), 8/18/25	1,065,883
944,453	Trico Group LLC, First Lien Tranche Term B-2 Loan, 8.945% (LIBOR + 700 bps), 2/2/24	937,960
	Total Diversified & Conglomerate Service	$2,503,843
	Electronics - 0.1%
193,970	nThrive, Inc. (fka Precyse Acquisition Corp.), Additional Term B-2 Loan, 6.299% (LIBOR + 450 bps), 10/20/22	$164,147
	Total Electronics	$164,147
	Healthcare, Education & Childcare - 1.0%
2,868,375	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 6.304% (LIBOR + 450 bps/PRIME + 350), 11/16/25	$2,894,967
	Total Healthcare, Education & Childcare	$2,894,967
	Machinery - 0.1%
369,640	Blount International, Inc., New Refinancing Term Loan, 5.946% (LIBOR + 375 bps), 4/12/23	$372,336
	Total Machinery	$372,336
	Metals & Mining - 0.5%
1,576,000	Aleris International, Inc., Initial Term Loan, 6.555% (LIBOR + 475 bps), 2/27/23	$1,580,186
	Total Metals & Mining	$1,580,186
Principal Amount USD ($)		Value
	Oil & Gas - 0.4%
643,363	Encino Acquisition Partners Holdings LLC, Second Lien Initial Term Loan, 8.549% (LIBOR + 675 bps), 10/29/25	$466,974
859,040	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 7.799% (LIBOR + 600 bps), 5/13/22	844,007
	Total Oil & Gas	$1,310,981
	Personal, Food & Miscellaneous Services - 0.4%
1,000,000	Option Care Health, Inc., Term B Loan, 6.299% (LIBOR + 450 bps), 8/6/26	$997,188
233,612	Revlon Consumer Products Corp., Initial Term B Loan, 5.409% (LIBOR + 350 bps), 9/7/23	179,589
	Total Personal, Food & Miscellaneous Services	$1,176,777
	Securities & Trusts - 0.7%
820,000	LCPR Loan Financing LLC, Initial Term Loan, 6.74% (LIBOR + 500 bps), 10/15/26	$832,300
1,381,300(l)	Spectacle Gary Holdings LLC, Term Loan B, 11/6/25	1,393,386
	Total Securities & Trusts	$2,225,686
	Telecommunications - 0.7%
1,995,000	Commscope, Inc., Initial Term Loan, 5.049% (LIBOR + 325 bps), 4/6/26	$2,010,451
	Total Telecommunications	$2,010,451
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $15,367,224)	$15,280,428
Shares		Value
	RIGHTS/WARRANTS - 0.0%† of Net Assets
	Construction & Engineering - 0.0%†
499,469(a)(m)	Abengoa Abenewco 2 SAU, 4/26/24 (144A)	$4,995
499,469(a)(m)	Abengoa Abenewco 2 SAU, 4/26/24 (144A)	4,995
	Total Construction & Engineering	$9,990
	Health Care Providers & Services - 0.0%†
1,819,798(n)	ANR, Inc., 3/31/23	$16,378
	Total Health Care Providers & Services	$16,378
	Oil, Gas & Consumable Fuels - 0.0%†
6,760(a)(o)	Amplify Energy Corp., 4/21/20	$–
354(a)(p)	Contura Energy, Inc., 7/26/23	269
	Total Oil, Gas & Consumable Fuels	$269
	Transportation - 0.0%†
10,071+(a)(q)	Syncreon Group, 10/01/24	$–
	Total Transportation	$–
	TOTAL RIGHTS/WARRANTS
	(Cost $853,872)	$26,637

Number of Contracts	Description	Counterparty	Notional	Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CURRENCY PUT OPTION PURCHASED - 0.0%†
3,710,000	Put EUR Call USD	Bank of America NA EUR	39,386 EUR	1.10	4/29/20	$12,113
	TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTION PURCHASED
	(Premiums paid $39,386)					$12,113
	TOTAL OPTIONS PURCHASED
	(Premiums paid $39,386)					$12,113
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 140.5%
	(Cost $399,947,213)(r)					$417,155,962
Number of Contracts	Description	Counterparty	Notional	Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CURRENCY CALL OPTION WRITTEN - (0.0)%†
(3,710,000)	Call EUR Put USD	Bank of America NA EUR	39,386 EUR	1.21	4/29/20	$(2,410)
	TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTION WRITTEN
	(Premiums received $(39,386))					$(2,410)
	OTHER ASSETS AND LIABILITIES – (40.5)%					$(120,328,343)
	NET ASSETS – 100.0%					$296,825,209

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2019, the value of these securities amounted to $250,738,486, or 84.5% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2019.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2019.
(d)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2019.
(e)	Security is priced as a unit.
(f)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(g)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at December 31, 2019.
(h)	Security is in default.
(i)	Securities are restricted as to resale.
(j)	Issued as participation notes.
(k)	Issued as preference shares.
(l)	This term loan will settle after December 31, 2019, at which time the interest rate will be determined.
(m)	Abengoa Abenewco 2 SAU warrants are exercisable into 499,469 shares.
(n)	ANR, Inc. warrants are exercisable into 1,819,798 shares.
(o)	Amplify Energy Corp. warrants are exercisable into 6,760 shares.
(p)	Contura Energy, Inc. warrants are exercisable into 354 shares.
(q)	Syncreon Group warrants are exercisable into 10,071 shares.
(r)	Distributions of investments by country of issue, as a percentage of long-term holdings based on country of domicile, is as follows:

	United States	78.0%
	Canada	5.1
	Luxembourg	2.9
	Bermuda	2.5
	United Kingdom	1.9
	Netherlands	1.8
	Ireland	1.5
	Mexico	1.4
	Other (individually less than 1%)	4.9
		100.0%

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	7,297,056	EUR	(719,347)	Bank Of America NA	1/29/20	$22,139
USD	80,947	MXN	(1,545,366)	Goldman Sachs International	2/27/20	(115)
EUR	4,027,385	USD	(4,453,927)	HSBC Bank USA NA	1/28/20	70,843
IDR	8,956,970,000	USD	(634,256)	HSBC Bank USA NA	2/25/20	7,738
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$100,605

SWAP CONTRACTS

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT
Notional Amount ($)	Pay/ Receive(1)	Annual Fixed Rate	Pay/ Receive(2)	Floating Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
22,500,000	Pay	1.59%	Receive	3 Month USD LIBOR	11/9/20	$ 101	$ 45,805	$ 45,906
TOTAL CENTRALY CLEARED INTEREST RATE SWAP CONTRACT						$ 101	$ 45,805	$ 45,906

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(3)	Counterparty	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
515,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$ (57,937)	$ (52,082)	$ (110,019)
310,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(37,975)	(28,250)	(66,225)
485,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(59,413)	(44,198)	(103,611)
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$ (155,325)	$ (124,530)	$ (279,855)
TOTAL SWAP CONTRACTS						$ (155,224)	$ (78,725)	$ (233,949)

(1)	Pays quarterly.
(2)	Receives quarterly.
(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
EUR	-	Euro
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
NOK	-	Norwegian Krone

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of December 31, 2019, in valuing the Trust's investments:

	Level 1	Level 2	Level 3		Total
Common Stocks
Health Care Technology	$–	$–	$2,446		$2,446
Oil, Gas & Consumable Fuels	139	–	254,188		254,327
Specialty Retail	–	–	81,207		81,207
Transportation Infrastructure	–	88,028	–		88,028
All Other Common Stocks	200,386	–	–		200,386
Convertible Preferred Stock	2,320,000	–	–		2,320,000
Preferred Stocks
Chemicals	–	10,622	–		10,622
Diversified Financial Services	–	3,165,000	–		3,165,000
All Other Preferred Stocks	3,592,819	–	–		3,592,819
Asset Backed Securities	–	697,620	–		697,620
Collateralized Mortgage Obligations	–	11,327,762	–		11,327,762
Commercial Mortgage-Backed Securities	–	2,159,419	–		2,159,419
Convertible Corporate Bonds	–	9,864,939	–		9,864,939
Corporate Bonds	–	353,182,348	–		353,182,348
Foreign Government Bonds	–	5,518,128	–		5,518,128
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - U.S.	–	–	510,263		510,263
Multiperil - U.S. Regional	–	–	250,326		250,326
Multiperil - Worldwide	–	–	1,506,230		1,506,230
Reinsurance Sidecars
Multiperil - U.S.	–	–	940,647		940,647
Multiperil - Worldwide	–	–	5,419,142		5,419,142
All Other Insurance-Linked Securities	–	745,125	–		745,125
Senior Secured Floating Rate Loan Interests	–	15,280,428	–		15,280,428
Rights/Warrants
Construction & Engineering	–	9,990	–		9,990
Health Care Providers & Services	–	16,378	–		16,378
Oil, Gas & Consumable Fuels	–	269	–		269
Transportation	–	–	–	*	– *
Over The Counter (OTC) Currency Put Option Purchased	–	12,113	–		12,113
Total Investments in Securities	$6,113,344	$402,078,169	$8,964,449		$417,155,962
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$–	$(2,410)	$–		$(2,410)
Net unrealized appreciation on forward foreign currency exchange contracts	–	100,605	–		100,605
Swap contracts, at value	–	(233,949)	–		(233,949)
Total Other Financial Instruments	$–	$(135,754)	$–		$(135,754)

* Includes Securities valued at $0

	Balance as of 3/31/19		Realized gain (loss)(1)	Change in unrealized appreciation (depreciation)(2)	Purchases		Sales	Accrued discounts/ premiums	Transfers in and out of Level 3 categories*	Balance as of 12/31/19
Common Stocks
Health Care Technology	$2,446		$--	$--	$--		$--	$--	$--	$2,446
Oil, Gas & Consumable Fuels	209,703		--	191,871	(147,386)		--	--	--	254,188
Specialty Retail	141,941		--	(20,535)	--		(40,199)	--	--	81,207
Preferred Stocks
Chemicals	106,220		--	--	--		--	--	(106,220)	--
Corporate Bonds
Diversified Financial Services	3,948,626		--	--	--		--	--	(3,948,626)	--
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – U.S.				54,317	455,946					510,263
Multiperil – U.S. Regional				13,441	236,885					250,326
Multiperil - Worldwide	2,157,245		--	(13,558)	139,806		(777,263)	--	--	1,506,230
Windstorm - U.S. Regional	18,300		--	(15,515)	--		(2,785)	--	--	--
Industry Loss Warranties
Multiperil - U.S.	497,554		12	(2,264)	--		(495,302)	--	--	--
Reinsurance Sidecars
Multiperil - U.S.	1,126,524		--	(46,065)	347,674		(487,486)	--	--	940,647
Multiperil - Worldwide	5,552,397	(a)(b)	(62,180)	(39,243)	1,734,631		(1,766,463)	--	--	5,419,142
Senior Secured Floating Rate Loan Interests
Insurance	808,213		(1,401)	427,262	--		(1,243,405)	9,331	--	--
Rights/Warrants
Household Products	--	**	-- †	-- †	--		-- **	--	--	--
Oil, Gas & Consumable Fuels	--	**	--	--	--		-- **	--	--	--
Transportation	--	**	--	-- †	--	†	-- **	--	--	--	**
Total	$14,569,169		$(63,569)	$549,711	$2,767,556		$(4,812,903)	$9,331	$(4,054,846)	$8,964,449

†	Amount rounds to less than $1.
(1)	Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
*
Transfers are calculated on the beginning of period values. For the nine months ended December 31, 2019, there were no transfers between Levels 1 and 2. For the nine months ended December 31, 2019, securities with an aggregate market value of $4,054,846 transferred from Level 3 to Level 2 as there were observable inputs available to determine their value.

**	Securities valued at $0.
(a)	Security valued at $522,038 was classified as Catastrophe Linked Bond on the March 31, 2019 financial statements.
(b)	Security valued at $447,187 was classified as All Natural Peril — Worldwide on the March 31, 2019 financial statements.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at December 31, 2019: $82,633.